PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 4:	PROPERTY AND EQUIPMENT

	December 31,
	2019	2018
Cost:

Computers and peripheral equipment	$627	$1,048
Office furniture and equipment	66	190
Leasehold improvements	-	31

	693	1,269
Accumulated depreciation:

Computers and peripheral equipment	567	1,021
Office furniture and equipment	64	172
Leasehold improvements	-	16

Accumulated depreciation	631	1,209

Depreciated cost	$62	$60

The depreciation expense for the years ended December 31, 2019, 2018 and 2017 amounted to $58, $61 and $77, respectively.

In 2019, the Company derecognized fully depreciated property, plant and equipment in an amount of $13 that are no longer used by the Company.